                             OppenheimerFunds, Inc.
                           Two World Financial Center
                         225 Liberty Street, 11th Floor
                         New York, New York 10281-1008

January 2, 2008

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer International Bond Fund
                File Nos. 33-58383; 811-07255

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the  Securities  Act of 1933,  as amended
(the  "Securities  Act"),  I hereby  represent  that the form of Prospectus  and
Statement  of  Additional  Information  that would have been filed  pursuant  to
Rule  497(c)  under  the  Securities  Act  would  not have  differed  from  that contained in  Post-Effective  Amendment No. 18 to the Registrant's  Registration
Statement on Form N-1A, which was filed  electronically  with the Securities and
Exchange Commission on December 20, 2007.

                                                     Sincerely,

                                                     /s/ Garrett Broadrup
                                                     Garrett Broadrup
                                                     Assistant Vice President
                                                     and Assistant Counsel

cc:    Myer, Swanson, Adams & Wolf, P.C.
       Deloitte & Touche LLP
       Gloria LaFond
       Nancy S. Vann